Income Taxes (Details) - Schedule of Effective Income Tax Rate and PRC Statutory Income Tax Rate - PRC Statutory Income Tax Rate [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Taxes (Details) - Schedule of Effective Income Tax Rate and PRC Statutory Income Tax Rate [Line Items]
PRC statutory income tax rates	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.14%)	0.09%
Effect of additional deduction of research and development expense	6.37%	(5.98%)
Effect of income tax exemptions and reliefs	(1.83%)	(6.62%)
Effect of valuation allowance on deferred income tax assets	(26.07%)	(13.71%)
Income tax difference under different tax jurisdictions	(3.33%)	1.22%
Total	0.00%	0.00%